Employee Future Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of defined benefit plans [Line Items]
Percentage of final average pay pension plans to global pension obligations	50.00%
Plan assets set aside for non-qualified cash balance plan	CAD 0
Assets set aside for plan	0
Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	CAD 31,000,000
Return-seeking assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	29.00%
Return-seeking assets [Member] | Canada [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	15.00%
Liability-hedging assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	71.00%
Liability-hedging assets [Member] | Canada [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	85.00%
Defined Benefit Plans Provision [Member] | Standard Life Plc [Member]
Disclosure of defined benefit plans [Line Items]
Past service cost amendments	CAD (55,000,000)
Defined Benefit Pension Plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	101,000,000
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	77,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	CAD 9,000,000